Commitments (Tables)	12 Months Ended
Mar. 31, 2012
Commitments
Schedule of contractual obligations and commercial commitments

Fiscal 2013	$69,427
Fiscal 2014	61,310
Fiscal 2015	54,290
Fiscal 2016	49,164
Fiscal 2017	44,410
Thereafter	100,253
Total	$378,854